Convertible Secured Promissory Notes Payable (Details 1)	6 Months Ended
Jun. 30, 2014
Minimum [Member]
Annual dividend yield
Expected life (years)	1 year 6 months
Risk-free interest rate	0.08%
Expected volatility	47.48%
Maximum [Member]
Annual dividend yield
Expected life (years)	5 years
Risk-free interest rate	0.63%
Expected volatility	52.22%